Net Income / (Loss) from continuing operations Per Unit - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class B Convertible Preferred Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive units	12,983,333	12,983,333	12,983,333
Non-vested units awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive units	428,958	77,857	77,857